MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS
November 30, 2023 (Unaudited)

COMMON STOCKS - 96.1%	Shares	Value
Communications - 7.3%
Internet Media & Services - 7.3%
Alphabet, Inc. - Class A (a)	29,900	$ 3,962,647
Alphabet, Inc. - Class C (a)	34,830	4,664,433
		8,627,080
Consumer Discretionary - 16.0%
E-Commerce Discretionary - 5.1%
Amazon.com, Inc. (a)	41,435	6,053,239

Home Construction - 1.7%
Lennar Corporation - Class A	16,000	2,046,720

Retail - Discretionary - 9.2%
Lowe's Companies, Inc.	41,630	8,277,293
Williams-Sonoma, Inc.	13,430	2,518,662
		10,795,955
Energy - 3.0%
Oil & Gas Producers - 3.0%
Shell plc - ADR	52,850	3,477,530

Financials - 14.7%
Asset Management - 5.6%
BlackRock, Inc.	2,925	2,197,348
Blackstone, Inc.	12,200	1,370,914
Charles Schwab Corporation (The)	50,000	3,066,000
		6,634,262
Banking - 1.2%
Citigroup, Inc.	30,000	1,383,000

Insurance - 7.9%
Berkshire Hathaway, Inc. - Class B (a)	26,050	9,378,000

Health Care - 11.2%
Biotech & Pharma - 7.0%
Bristol-Myers Squibb Company	18,130	895,259
Novartis AG - ADR	20,420	1,999,118

MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.1% (Continued)	Shares	Value
Health Care - 11.2% (Continued)
Biotech & Pharma - 7.0% (Continued)
Sandoz Group A.G. - ADR (a)	4,084	$ 116,578
Vertex Pharmaceuticals, Inc. (a)	14,800	5,251,188
		8,262,143
Health Care Facilities & Services - 2.5%
CVS Health Corporation	44,000	2,989,800

Medical Equipment & Devices - 1.7%
Thermo Fisher Scientific, Inc.	4,000	1,983,040

Industrials - 10.3%
Electrical Equipment - 1.6%
Johnson Controls International plc	37,275	1,968,120

Industrial Support Services - 6.9%
United Rentals, Inc.	17,050	8,116,141

Machinery - 1.8%
Deere & Company	5,800	2,113,578

Technology - 33.6%
Semiconductors - 9.4%
Applied Materials, Inc.	35,365	5,296,970
Broadcom, Inc.	6,245	5,781,184
		11,078,154
Software - 11.9%
Microsoft Corporation	37,035	14,032,932

Technology Hardware - 9.9%
Apple, Inc.	61,795	11,737,960

Technology Services - 2.4%
Visa, Inc. - Class A	11,000	2,823,480

Total Common Stocks (Cost $39,656,159)		$ 113,501,134

MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.9%	Shares	Value
Allspring Heritage Money Market Fund - Institutional Class, 5.42% (b) (Cost $4,632,393)	4,630,550	$ 4,632,393

Investments at Value - 100.0% (Cost $44,288,552)		$ 118,133,527

Other Assets in Excess of Liabilities - 0.0% (c)		29,770

Net Assets - 100.0%		$ 118,163,297

ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
plc	- Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of November 30, 2023.
(c)	Percentage rounds to less than 0.1%.